Ordinary Shares and Equity Incentive Plan - Black-Scholes Assumptions (Details) - Share-based Payment Arrangement, Option	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	67.26%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years 5 months 8 days	5 years 9 months	5 years 2 months 12 days
Expected volatility		55.00%	55.00%
Risk-free interest rate	0.99%	0.52%	1.66%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 7 months 6 days	6 years 1 month 9 days	6 years 1 month 9 days
Expected volatility	68.52%	65.00%	62.61%
Risk-free interest rate	1.12%	1.73%	2.50%